OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME AND EXPENSES
Summary of other operating income and expenses

	CONSOLIDATED
	12/31/2021	12/31/2020
Reimbursement of fixed assets in progress - AIC (a)	588,786	—
Reimbursement of inefficiency – CCC (b)	621,968	—
Other Operating Income and Expenses	—	16,134
Total	1,210,754	16,134

Summary of amounts involved and conditions of receipt for reimbursement of fixed assets

12/31/2021
Companies	Balance receivable	Conditions of receipt
Equatorial Alagoas	61,327	Sole installment, within 30 days of the execution of the Agreement; or Monthly installments, with amortizations within 60 months, being the first paid on the 30th day after execution of the Agreement.
Equatorial Piauí	44,939	Sole installment, within 30 days of the execution of the Agreement; or Monthly installments, with amortizations within 60 months, being the first paid on the 30th day after execution of the Agreement.
Energisa Acre	43,524	Monthly installments with amortizations within 60 months, the first being paid on the 20th of the month following the celebration of the Contract
Amazonas Energia	419,959

In monthly installments, with amortizations within 36 months, being the first paid on the 16th day of the month following the execution of the Agreement and the other installments on the 16th of each month following the payment of the first installment.

Roraima Energia	19,037

In monthly installments, with amortizations within 36 months, being the first paid on the 16th day of the month following the execution of the Agreement and the other installments on the 16th of each month following the payment of the first installment.

Total	588,786